Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Don Young	Compensation Actually Paid to Don Young(1)(2)	Average Summary Compensation Total for Other Named Executives(3)	Average Compensation Actually Paid to Other Named Executive Officers(1)(3)	ASPN Cumulative Total Shareholder Return (“TSR”)	S&P 1500 Specialty Chemicals Index Cumulative TSR	Net Income ($ thousands)	Adjusted EBITDA
2024	$3,099,951	$1,189,816	$1,515,482	$554,065	$53	$17	$13,375	$89,916
2023	$3,626,031	$7,802,535	$1,791,263	$3,414,594	$(5)	$5	$(45,811)	$(22,931)
2022	$2,378,906	$(20,840,392)	$1,406,497	$(606,470)	$52	$7	$(82,738)	$(60,638)
2021	$8,367,611	$30,297,488	$790,094	$4,252,939	$542	$45	$(37,094)	$(25,938)
2020	$2,298,852	$5,328,933	$624,828	$1,895,890	$115	$15	$(21,809)	$(6,367)

(1)
For each year, “Compensation Actually Paid” reflects the Summary Compensation Total (“SCT”) for the relevant named executive officer(s) less the values included in the “Stock Awards” and “Option Awards” columns and adding to this:
•
The fair value at the end of the year of equity compensation granted during the year;
•
The change in fair value as of the vesting date, measured from the prior year-end, of any equity awards granted in prior years that vested during the year (whether positive or negative); and
•
The change in fair value at year-end, measured from the prior year-end, of any equity awards granted in prior years that remained unvested as of the end of the year (whether positive or negative)

As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the named executive officers.

In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year vesting dates, the options’ Black-Scholes values were calculated at each measurement date using the following inputs:

•
Fair value: based on the closing share price on the measurement date.
•
Expected life: for in-the-money options, the time elapsed since the grant date was deducted from the original expected life assumption. For out-of-the-money options, the expected life was adjusted upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price.
•
Stock price volatility: based on historical volatility for a trailing term to match the updated expected life assumption as of each measurement date.
•
Risk-free rate: based on an interpolated rate for a U.S. Treasury security with a term to match the updated expected life assumption as of each measurement date.
•
Dividend yield: based on the most recent quarterly dividend, annualized, as of each measurement date. The Company does not intend to pay cash dividends on our common stock in the foreseeable future, nor have we paid dividends on our common stock in the past.
(2)
The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young for the most recently completed fiscal year are as follows:

2024
Reported SCT Total Compensation	3,099,951
Equity Award Values Reported in the SCT	(1,299,976)
Year End Fair Value of Equity Awards Granted in the Year	847,400
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,234,917)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,379,901
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(1,602,543)
Pension Values Reported in the SCT	-
Pension Service Cost Attributable to Year	-
Compensation Actually Paid	1,189,816

(3)
For 2024, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker, Gregg R. Landes and Stephanie Pittman. For 2023, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes. For 2022, other named executive officers include John F. Fairbanks, Gregg R. Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker.

The amounts deducted and added in calculating the average “Compensation Actually Paid” for these named executive officers for the most recently completed fiscal year are as follows:

2024
Average Reported SCT Total Compensation	1,515,482
Average Equity Award Values Reported in the SCT	(524,985)
Average Year End Fair Value of Equity Awards Granted in the Year	342,216
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(510,155)
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	88,490
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(356,983)
Average Pension Values Reported in the SCT	-
Average Pension Service Cost Attributable to Year	-
Average Compensation Actually Paid	554,065

(4)
Adjusted EBITDA is net income (loss) before interest expense, taxes, depreciation, amortization, stock-based compensation expense and other items, from time to time, which we do not believe are indicative of our core operating performance, which items are discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form 10-K for the applicable fiscal year.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(3)
For 2024, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker, Gregg R. Landes and Stephanie Pittman. For 2023, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes. For 2022, other named executive officers include John F. Fairbanks, Gregg R. Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker.

PEO Total Compensation Amount	$ 3,099,951	$ 3,626,031	$ 2,378,906	$ 8,367,611	$ 2,298,852
PEO Actually Paid Compensation Amount	$ 1,189,816	7,802,535	(20,840,392)	30,297,488	5,328,933
Adjustment To PEO Compensation, Footnote
(2)
The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young for the most recently completed fiscal year are as follows:

2024
Reported SCT Total Compensation	3,099,951
Equity Award Values Reported in the SCT	(1,299,976)
Year End Fair Value of Equity Awards Granted in the Year	847,400
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,234,917)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,379,901
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(1,602,543)
Pension Values Reported in the SCT	-
Pension Service Cost Attributable to Year	-
Compensation Actually Paid	1,189,816

Non-PEO NEO Average Total Compensation Amount	$ 1,515,482	1,791,263	1,406,497	790,094	624,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 554,065	3,414,594	(606,470)	4,252,939	1,895,890
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2024, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker, Gregg R. Landes and Stephanie Pittman. For 2023, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes. For 2022, other named executive officers include John F. Fairbanks, Gregg R. Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker.

The amounts deducted and added in calculating the average “Compensation Actually Paid” for these named executive officers for the most recently completed fiscal year are as follows:

2024
Average Reported SCT Total Compensation	1,515,482
Average Equity Award Values Reported in the SCT	(524,985)
Average Year End Fair Value of Equity Awards Granted in the Year	342,216
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(510,155)
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	88,490
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(356,983)
Average Pension Values Reported in the SCT	-
Average Pension Service Cost Attributable to Year	-
Average Compensation Actually Paid	554,065

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure	Description; Link to Company Performance
Adjusted EBITDA

Various measures of EBITDA are widely used by investors to measure a company’s operating performance without regard to items that can vary substantially from company to company depending upon financing and accounting methods, book values of assets, capital structures and the methods by which assets were acquired.

Revenue

In addition to Adjusted EBITDA, revenue is a key driver that investors use in the evaluation of our Company’s performance. It is frequently compared to Company projections and examined in relation to annual guidance in order to determine how well the Company is performing relative to expectations.

Total Shareholder Return Amount	$ 53	(5)	52	542	115
Peer Group Total Shareholder Return Amount	17	5	7	45	15
Net Income (Loss)	$ 13,375,000	$ (45,811,000)	$ (82,738,000)	$ (37,094,000)	$ (21,809,000)
Company Selected Measure Amount	89,916	(22,931)	(60,638)	(25,938)	(6,367)
PEO Name	Mr. Young
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is net income (loss) before interest expense, taxes, depreciation, amortization, stock-based compensation expense and other items, from time to time, which we do not believe are indicative of our core operating performance, which items are discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form 10-K for the applicable fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,234,917)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,379,901
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,299,976)
PEO | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,602,543)
PEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,216
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(510,155)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,490
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(524,985)
Non-PEO NEO | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,983)
Non-PEO NEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0